S000013694 [Member] Investment Objectives and Goals - iShares 0-1 Year Treasury Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 0-1 YEAR TREASURY BOND ETFSHV | NYSE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares 0-1 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less.